Note 13 - (Loss) earnings per share: Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Details
Net (loss) income attributable to Tungray Technologies Inc	$ (13,416)	$ (480,019)	$ 856,536
Weighted average number of common shares outstanding - basic and diluted	16,353,485	15,949,600	15,000,000
Earnings (Loss) per common share - basic and diluted	$ (0)	$ (0.03)	$ 0.06